Consolidated Statements of Comprehensive Income Statement - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Statement of comprehensive income [abstract]
Earnings	$ 436	$ 183
Items that will not be reclassified to earnings:
Actuarial (loss) gain on post-employment obligation	(3)	5
Items that may be reclassified subsequently to earnings:
Foreign currency translation gain (loss) on foreign operations	29	(37)
Other comprehensive income (loss), net of tax	26	(32)
Comprehensive income	$ 462	$ 151